Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
5.	Inventories

Capitalized inventories consist of the following at December 31, 2023 (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$4,426	$—
Work in process	25,221	—
Finished goods	—	—
Total	$29,647	$—

There were no inventories capitalized as of December 31, 2022, because the Company obtained approval for VOWST from the FDA on April 26, 2023. Prior to this approval, all costs for the manufacture of product supplies to support clinical development and commercial launch, including pre-launch inventory, were expensed as incurred or otherwise accounted for pursuant to the 2021 License Agreement. Pre-launch inventory manufactured prior to the FDA approval of VOWST, which was not capitalized into inventory but instead was expensed as research and development in previous periods, will be used in commercial production until it is depleted. Pre-launch inventory expensed as research and development totaled $26,794 for the year ended December 31, 2023.

Inventory amounts written down as a result of excess, obsolescence, or unmarketability and determined not to be recoverable pursuant to the 2021 License Agreement are expensed in the period in which they are identified. There were no such write-downs during the year ended December 31, 2023.